INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
Schedule Of Inventories
	June 30,	December 31,
	2025	2024
	Unaudited

Raw materials	5,770	4,141
Work-in-progress	6,682	4,467
Finished goods	422	880

	12,874	9,488